GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		18 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Apr. 30, 2025	Oct. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 322,937		$ 322,937			$ (43,707)
Revenue	354,929	$ 21,815	680,057	$ 32,115	$ 32,115
Net income from operations	$ 239,709	$ (19,350)	$ 452,488	$ (26,513)